UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21338

AllianzGI Convertible & Income Fund II

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway,

New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: February 28, 2015

Date of reporting period: November 30, 2014

Item 1. Schedule of Investments

AllianzGI Convertible & Income Fund II

November 30, 2014 (unaudited)

Shares		Value*
CONVERTIBLE PREFERRED STOCK—42.8%
	Aerospace & Defense—1.3%
181,200	United Technologies Corp., 7.50%, 8/1/15	$10,873,812

	Automobiles—1.4%
378,190	The Goldman Sachs Group, Inc., 8.50%, 12/16/14 (General Motors) (a)	11,356,289

	Banks—5.8%
7,455	Huntington Bancshares, Inc., 8.50% (b)	9,989,700
805,310	JPMorgan Chase & Co., 8.00%, 9/18/15 (Bank of America) (a)	13,279,562
283,055	The Goldman Sachs Group, Inc., 8.00%, 1/14/15 (Citigroup Inc.) (a)	13,895,170
9,900	Wells Fargo & Co., 7.50%, Ser. L (b)	12,152,497

		49,316,929

	Diversified Financial Services—1.4%
10,100	Bank of America Corp., 7.25%, Ser. L (b)	12,002,840

	Electric Utilities—0.8%
134,610	Exelon Corp., 6.50%, 6/1/17	7,025,296

	Energy Equipment & Services—1.5%
240,590	Credit Suisse, 8.00%, 3/5/15 (Baker Hughes) (a)	12,936,524

	Food Products—1.8%
43,975	Tyson Foods, Inc., 4.75%, 7/15/17	2,308,688
246,900	Wells Fargo & Co., 8.00%, 8/28/15 (Archer-Daniels-Midland Co.) (a)	12,461,043

		14,769,731

	Health Care Equipment & Supplies—1.7%
210,000	Credit Suisse AG, 8.00%, 6/23/15 (Medtronic, Inc.) (a)	14,391,300

	Health Care Providers & Services—1.8%
257,800	JPMorgan Chase & Co., 8.00%, 5/5/15 (HCA Holdings, Inc.) (a)	15,390,660

	Household Durables—1.8%
128,815	Stanley Black & Decker, Inc., 6.25%, 11/17/16	14,863,963

	Independent Power & Renewable Electricity Producers—0.9%
72,035	Dynegy, Inc., 5.375%, 11/1/17	7,746,644

	Internet Software & Services—1.4%
264,285	Barclays Bank PLC, 8.00%, 10/28/15 (Twitter, Inc.) (a)	12,117,467

	Metals & Mining—1.5%
19,385	Alcoa, Inc., 5.375%, 10/1/17	1,033,221
604,670	ArcelorMittal, 6.00%, 1/15/16	11,951,665

		12,984,886

	Multiline Retail—1.7%
247,500	The Goldman Sachs Group, Inc., 8.00%, 1/12/15 (Macy’s) (a)	13,993,403

	Multi-Utilities—1.1%
186,560	AES Trust III, 6.75%, 10/15/29	9,488,442

	Oil, Gas & Consumable Fuels—2.1%
146,765	Credit Suisse, 8.00%, 3/5/15 (Occidental Petroleum Corp.) (a)	11,403,640
10,900	Energy XXI Bermuda Ltd., 5.625% (b)	1,170,047
94,905	PetroQuest Energy, Inc., 6.875% (b)	3,867,379
25,840	Sanchez Energy Corp., 6.50%, 4/6/18 (b)	1,088,846

		17,529,912

	Pharmaceuticals—3.7%
110,990	Bank of America Corp., 8.00%, 2/10/15 (Allergan, Inc.) (a)	18,320,009
253,015	JPMorgan Chase & Co., 8.00%, 4/30/15 (Mylan, Inc.) (a)	12,853,162

		31,173,171

	Real Estate Investment Trust—4.2%
335,200	Alexandria Real Estate Equities, Inc., 7.00% (b)	9,268,280
610,095	FelCor Lodging Trust, Inc., 1.95%, Ser. A (b)	16,228,527
159,235	Health Care REIT, Inc., 6.50%, 4/20/18, Ser. I (b)	10,402,823

		35,899,630

	Semiconductors & Semiconductor Equipment—3.4%
186,000	Barclays Bank PLC, 8.00%, 11/9/15 (Lam Research Corp.) (a)	14,937,660
420,000	Wells Fargo & Co., 8.00%, 6/18/15 (Micron Technology, Inc.) (a)	13,885,200

		28,822,860

AllianzGI Convertible & Income Fund II

November 30, 2014 (unaudited) (continued)

Shares		Value*
	Specialty Retail—1.7%
10,000	Barnes & Noble, Inc., 7.75%, 8/18/21 (c)(d)	$14,615,625

	Technology Hardware, Storage & Peripherals—1.8%
21,135	Bank of America Corp., 8.00%, 5/12/15 (Apple, Inc.) (a)	15,362,820

	Total Convertible Preferred Stock (cost-$338,242,839)	362,662,204

Principal Amount (000s)
CORPORATE BONDS & NOTES—41.1%
	Advertising—0.4%
$4,350	Affinion Group, Inc., 7.875%, 12/15/18	3,316,875

	Aerospace & Defense—0.5%
250	Bombardier, Inc., 6.00%, 10/15/22 (c)(d)	254,425
4,430	Erickson, Inc., 8.25%, 5/1/20	4,186,350

		4,440,775

	Air Freight & Logistics—0.7%
5,230	XPO Logistics, Inc., 7.875%, 9/1/19 (c)(d)	5,583,025

	Auto Components—0.8%
3,320	Chassix, Inc., 9.25%, 8/1/18 (c)(d)	2,249,300
3,970	Goodyear Tire & Rubber Co., 8.25%, 8/15/20	4,277,675

		6,526,975

	Auto Manufacturers—0.7%
5,590	Chrysler Group LLC, 8.25%, 6/15/21	6,260,800

	Commercial Services—2.5%
3,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.75%, 3/15/20	3,300,000
8,535	Cenveo Corp., 11.50%, 5/15/17	8,065,575
4,295	DynCorp International, Inc., 10.375%, 7/1/17	3,674,372
5,925	Monitronics International, Inc., 9.125%, 4/1/20	5,895,375

		20,935,322

	Commercial Services & Supplies—0.6%
4,355	United Rentals North America, Inc., 8.375%, 9/15/20	4,703,400

	Construction Materials—0.7%
5,690	US Concrete, Inc., 8.50%, 12/1/18	6,116,750

	Consumer Finance—0.9%
2,605	Navient Corp., 8.45%, 6/15/18	2,950,162
3,865	Springleaf Finance Corp., 8.25%, 10/1/23	4,425,425

		7,375,587

	Distribution/Wholesale—0.9%
6,430	HD Supply, Inc., 11.00%, 4/15/20	7,394,500

	Diversified Consumer Services—0.6%
5,270	Cambium Learning Group, Inc., 9.75%, 2/15/17	5,217,300

	Diversified Financial Services—1.9%
6,462	Affinion Investments LLC, 13.50%, 8/15/18 (c)(d)	5,233,977
	Community Choice Financial, Inc.,
7,465	10.75%, 5/1/19	5,300,150
5,370	12.75%, 5/1/20 (c)(d)	3,839,550
2,000	Nationstar Mortgage LLC / Nationstar Capital Corp., 7.875%, 10/1/20	1,935,000

		16,308,677

	Diversified Telecommunications—0.5%
3,692	Cincinnati Bell, Inc., 8.75%, 3/15/18	3,826,758

	Electrical Components & Equipment—1.2%
10,275	WireCo WorldGroup, Inc., 9.50%, 5/15/17	10,506,188

	Electronic Equipment, Instruments & Components—1.4%
5,815	Kemet Corp., 10.50%, 5/1/18	6,018,525
5,500	Viasystems, Inc., 7.875%, 5/1/19 (c)(d)	5,830,000

		11,848,525

AllianzGI Convertible & Income Fund II

November 30, 2014 (unaudited) (continued)

Principal Amount (000s)		Value*
	Energy Equipment & Services—0.1%
$2,170	Hercules Offshore, Inc., 8.75%, 7/15/21 (c)(d)	$1,009,050

	Food & Staples Retailing—0.6%
5,000	US Foods, Inc., 8.50%, 6/30/19	5,317,500

	Health Care Providers & Services—1.6%
6,585	ExamWorks Group, Inc., 9.00%, 7/15/19	7,045,950
	Tenet Healthcare Corp.,
2,750	5.00%, 3/1/19 (c)(d)	2,715,625
3,470	8.125%, 4/1/22	3,886,400

		13,647,975

	Healthcare-Products—0.9%
6,785	Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	7,531,350

	Hotels, Restaurants & Leisure—0.9%
6,395	MGM Resorts International, 11.375%, 3/1/18	7,705,975

	Household Durables—0.9%
	Beazer Homes USA, Inc.,
2,245	7.25%, 2/1/23	2,239,387
3,920	9.125%, 5/15/19	4,106,200
1,390	Jarden Corp., 7.50%, 5/1/17	1,532,475

		7,878,062

	Household Products/Wares—0.7%
5,725	Reynolds Group Issuer, Inc., 9.875%, 8/15/19	6,197,313

	Internet Software & Services—1.2%
	EarthLink, Inc.,
2,200	7.375%, 6/1/20	2,299,000
7,590	8.875%, 5/15/19	7,770,263

		10,069,263

	Iron/Steel—0.6%
5,600	AK Steel Corp., 8.375%, 4/1/22	5,404,000

	Lodging—0.2%
9,455	Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18	1,323,700

	Machinery—1.2%
4,225	BlueLine Rental Finance Corp., 7.00%, 2/1/19 (c)(d)	4,394,000
5,495	Navistar International Corp., 8.25%, 11/1/21	5,680,456

		10,074,456

	Media—3.0%
5,500	AMC Entertainment, Inc., 9.75%, 12/1/20	6,118,750
6,645	McClatchy Co., 9.00%, 12/15/22	7,400,869
6,280	McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 9.75%, 4/1/21	7,080,700
2,850	Mood Media Corp., 9.25%, 10/15/20 (c)(d)	2,408,250
2,979	SFX Entertainment, Inc., 9.625%, 2/1/19 (c)(d)	2,718,337

		25,726,906

	Metals & Mining—2.0%
5,050	ArcelorMittal, 10.35%, 6/1/19	6,167,312
2,820	HudBay Minerals, Inc., 9.50%, 10/1/20	2,932,800
	Thompson Creek Metals Co., Inc.,
6,145	7.375%, 6/1/18	5,638,038
2,170	12.50%, 5/1/19	2,311,050

		17,049,200

	Miscellaneous Manufacturing—0.7%
5,650	Harland Clarke Holdings Corp., 9.25%, 3/1/21 (c)(d)	5,671,188

AllianzGI Convertible & Income Fund II

November 30, 2014 (unaudited) (continued)

Principal Amount (000s)		Value*
	Oil & Gas—1.3%
$7,000	Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	$6,300,000
4,306	United Refining Co., 10.50%, 2/28/18	4,607,420

		10,907,420

	Oil, Gas & Consumable Fuels—1.7%
2,160	Arch Coal, Inc., 9.875%, 6/15/19	961,200
4,550	EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	4,993,625
4,200	Laredo Petroleum, Inc., 9.50%, 2/15/19	4,389,000
4,305	Linn Energy LLC / Linn Energy Finance Corp., 6.50%, 5/15/19	3,890,644
$560	Ultra Petroleum Corp., 6.125%, 10/1/24 (c)(d)	512,400

		14,746,869

	Packaging & Containers—0.8%
5,903	Tekni-Plex, Inc., 9.75%, 6/1/19 (c)(d)	6,493,300

	Paper & Forest Products—0.3%
2,000	Louisiana-Pacific Corp., 7.50%, 6/1/20	2,160,000

	Pharmaceuticals—0.2%
1,755	Endo Finance LLC & Endo Finco, Inc., 5.375%, 1/15/23 (c)(d)	1,718,794

	Real Estate Investment Trust—0.3%
2,345	Kennedy-Wilson, Inc., 5.875%, 4/1/24	2,356,725

	Retail—0.7%
5,785	Neiman Marcus Group LTD LLC, 8.00%, 10/15/21 (c)(d)	6,189,950

	Semiconductors & Semiconductor Equipment—1.1%
2,875	Amkor Technology, Inc., 6.375%, 10/1/22	2,846,250
5,545	Freescale Semiconductor, Inc., 10.75%, 8/1/20	6,113,363

		8,959,613

	Software—1.7%
	First Data Corp.,
4,355	8.25%, 1/15/21 (c)(d)	4,681,625
1,465	10.625%, 6/15/21	1,677,425
6,955	12.625%, 1/15/21	8,293,837

		14,652,887

	Specialty Retail—1.3%
3,140	Brown Shoe Co., Inc., 7.125%, 5/15/19	3,289,150
4,500	Claire’s Stores, Inc., 9.00%, 3/15/19 (c)(d)	4,578,750
3,500	Conn’s, Inc., 7.25%, 7/15/22 (c)(d)	3,053,750

		10,921,650

	Telecommunications—1.3%
6,085	Consolidated Communications, Inc., 10.875%, 6/1/20	6,929,294
4,340	Windstream Corp., 7.50%, 4/1/23	4,437,650

		11,366,944

	Transportation—0.7%
5,340	Quality Distribution LLC, 9.875%, 11/1/18	5,647,050

	Wireless Telecommunication Services—0.8%
5,545	Sprint Communications, Inc., 11.50%, 11/15/21	6,917,388

	Total Corporate Bonds & Notes (cost-$358,232,285)	348,005,985

AllianzGI Convertible & Income Fund II

November 30, 2014 (unaudited) (continued)

Principal Amount (000s)		Value*
CONVERTIBLE BONDS & NOTES—14.5%
	Capital Markets—2.6%
$5,880	Ares Capital Corp., 5.75%, 2/1/16	$6,122,550
10,075	BGC Partners, Inc., 4.50%, 7/15/16	10,799,141
6,370	Walter Investment Management Corp., 4.50%, 11/1/19	4,972,581

		21,894,272

	Commercial Services—1.8%
15,600	Cenveo Corp., 7.00%, 5/15/17	15,161,250

	Construction Materials—0.8%
5,850	Cemex S.A.B. de C.V., 4.875%, 3/15/15	6,705,562

	Diversified Consumer Services—0.4%
4,445	Ascent Capital Group, Inc., 4.00%, 7/15/20	3,703,241

	Hotels, Restaurants & Leisure—0.5%
3,240	MGM Resorts International, 4.25%, 4/15/15	4,076,325

	Insurance—0.3%
3,035	HCI Group, Inc., 3.875%, 3/15/19 (c)(d)	2,875,663

	Life Sciences Tools & Services—0.4%
3,470	Sequenom, Inc., 5.00%, 10/1/17	3,283,488

	Machinery—2.1%
	Meritor, Inc.,
9,545	4.625%, 3/1/26 (e)	9,592,725
4,755	7.875%, 3/1/26	7,670,409
475	Wabash National Corp., 3.375%, 5/1/18	551,891

		17,815,025

	Oil, Gas & Consumable Fuels—0.6%
7,540	Goodrich Petroleum Corp., 5.00%, 10/1/32	5,108,350

	Personal Products—1.1%
11,615	Herbalife Ltd., 2.00%, 8/15/19 (c)(d)	9,125,092

	Real Estate Investment Trust—0.3%
2,430	IAS Operating Partnership LP, 5.00%, 3/15/18 (c)(d)	2,320,650

	Software—0.9%
7,890	TeleCommunication Systems, Inc., 7.75%, 6/30/18	7,495,500

	Thrifts & Mortgage Finance—0.6%
4,965	MGIC Investment Corp., 5.00%, 5/1/17	5,616,656

	Tobacco—2.0%
	Vector Group Ltd., (f)
4,335	1.75%, 4/15/20	4,624,903
9,035	2.50%, 1/15/19	12,820,710

		17,445,613

	Trading Companies & Distribution—0.1%
910	Titan Machinery, Inc., 3.75%, 5/1/19	700,131

	Total Convertible Bonds & Notes (cost-$113,704,106)	123,326,818

SHORT-TERM INVESTMENT—1.6%
	Time Deposit—1.6%
13,382	JPMorgan Chase & Co.-Nassau, 0.03%, 12/1/14 (cost-$13,382,047)	13,382,047

	Total Investments (cost-$823,561,277)(g)—100.0%	$847,377,054

AllianzGI Convertible & Income Fund II

November 30, 2014 (unaudited) (continued)

Notes to Schedule of Investments:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available, and has delegated primary responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and Allianz Global Investors U.S. LLC (the “Sub-Adviser”), affiliate of the Investment Manager. The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed by the Board. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security.

Short-term debt instruments maturing in 60 days or less are value at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premium or discount based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.

(b)	Perpetual maturity. The date shown, if any, is the next call date.

(c)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $98,072,326, representing 11.6% of total investments.

(d)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(f)	In addition to the coupon rate shown, the issuer is expected to pay additional interest based on the actual dividends paid on its common stock.

(g)	At November 30, 2014, the cost basis of portfolio securities for federal income tax purposes was $829,118,387. Gross unrealized appreciation was $61,116,266, gross unrealized depreciation was $42,857,599 and net unrealized appreciation was $18,258,667. Differences between book and tax cost basis were attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

AllianzGI Convertible & Income Fund II

November 30, 2014 (unaudited) (continued)

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•	Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the nine months ended November 30, 2014 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level of input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bond. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these are unobservable, the values are categorized as Level 3.

Schedule of Investments

AllianzGI Convertible & Income Fund II

November 30, 2014 (unaudited) (continued)

A summary of the inputs used at November 30, 2014 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 11/30/14
Investments in Securities - Assets
Convertible Preferred Stock:
Automobiles	$—	$—	$11,356,289	$11,356,289
Banks	22,142,197	—	27,174,732	49,316,929
Energy Equipment & Services	—	—	12,936,524	12,936,524
Food Products	2,308,688	—	12,461,043	14,769,731
Health Care Equipment & Supplies	—	—	14,391,300	14,391,300
Health Care Providers & Services	—	—	15,390,660	15,390,660
Internet Software & Services	—	—	12,117,467	12,117,467
Metals & Mining	1,033,221	11,951,665	—	12,984,886
Multiline Retail	—	—	13,993,403	13,993,403
Oil, Gas & Consumable Fuels	—	6,126,272	11,403,640	17,529,912
Pharmaceuticals	—	—	31,173,171	31,173,171
Semiconductors & Semiconductor Equipment	—	—	28,822,860	28,822,860
Technology Hardware, Storage & Peripherals	—	—	15,362,820	15,362,820
All Other	112,516,252	—	—	112,516,252
Corporate Bonds & Notes	—	348,005,985	—	348,005,985
Convertible Bonds & Notes	—	123,326,818	—	123,326,818
Short-Term Investment	—	13,382,047	—	13,382,047

Totals	$138,000,358	$502,792,787	$206,583,909	$847,377,054

At November 30, 2014, the Fund had no transfers between Levels 1 and 2.

Schedule of Investments

AllianzGI Convertible & Income Fund II

November 30, 2014 (unaudited) (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended November 30, 2014, was as follows:

	Beginning Balance 2/28/14	Purchases	Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 11/30/14
Investments in Securities - Assets
Convertible Preferred Stock:
Automobiles	$10,665,088	$3,291,221	$—	$—	$—	$(2,600,020)	$—	$—	$11,356,289
Banks	12,419,982	15,196,336	—	—	—	(441,586)	—	—	27,174,732
Computers & Peripherals	9,953,184	—	(9,979,317)†	—	—	26,133	—	—	—
Energy Equipment & Services	30,527,518	—	(17,234,994)	—	2,742,995	(3,098,995)	—	—	12,936,524
Food Products	—	12,393,244	—	—	—	67,799	—	—	12,461,043
Health Care Equipment & Supplies	—	13,622,700	—	—	—	768,600	—	—	14,391,300
Health Care Providers & Services	—	13,692,995	—	—	—	1,697,665	—	—	15,390,660
Household Durables	11,014,697	—	(10,642,786)†	—	—	(371,911)	—	—	—
Insurance	11,203,425	—	(11,413,579)	—	1,009,973	(799,819)	—	—	—
Internet Software & Services	—	13,639,749	—	—	—	(1,522,282)	—	—	12,117,467
Multiline Retail	13,804,312	—	—	—	—	189,091	—	—	13,993,403
Oil, Gas & Consumable Fuels	13,964,690	—	—	—	—	(2,561,050)	—	—	11,403,640
Pharmaceuticals	13,436,449	12,679,088	—	—	—	5,057,634	—	—	31,173,171
Semiconductors & Semiconductor Equipment	—	28,511,508	—	—	—	311,352	—	—	28,822,860
Technology Hardware, Storage & Peripherals	—	12,677,337	—	—	—	2,685,483	—	—	15,362,820

Totals	$126,989,345	$125,704,178	$(49,270,676)	$—	$3,752,968	$(591,906)	$—	$—	$206,583,909

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at November 30, 2014:

	Ending Balance at 11/30/14	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities - Assets
Convertible Preferred Stock	$206,583,909	Third-Party Pricing Vendor	Single Broker Quote	$16.49 - $726.89

†	Conversion

The net change in unrealized appreciation/depreciation of Level 3 investments held at November 30, 2014 was $1,571,954.

Glossary:

REIT — Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Convertible & Income Fund II

By	/s/ Julian Sluyters
Julian Sluyters, President & Chief Executive Officer

Date: January 26, 2015

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: January 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Julian Sluyters
Julian Sluyters, President & Chief Executive Officer

Date: January 26, 2015

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: January 26, 2015